Schedule of property and equipment (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, net	$ 2,496	$ 2,998
Dror Ortho Design Ltd [Member]
Equipment and furniture		9,567	$ 9,567
Less accumulated depreciation		(6,569)	(5,899)
Property and Equipment, net		$ 2,998	$ 3,668